PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Current And Non-current Prepayments
SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS

	2023	2022
	USD	USD
Advance payments made for:
Purchase of flooring and decking products (Note 1)	4,420,000	2,801,710
Purchase of logs (Note 2)	625,272	2,478,043
Harvesting work in concessions and wood processing services (Note 3)	1,980,680	2,890,222
Acquisition of cutting rights in timber concession (Note 4)	-	1,104,242
Harvesting cost (Note 5)	1,568,630	600,185
Prepayment for acquisition of property, plant and equipment (Note 6)	300,000	-
Others (Note 7)	226,252	2,389,523
	9,120,834	12,263,925
Less: Amounts to be utilized within 12 months shown under current assets	(8,820,834)	(11,153,330)
Amounts to be utilized after 12 months shown under non-current assets	300,000	1,110,595

Notes:

1.	Included in the prepayments, USD4.4 million (2022: USD2.8 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.

2.	Included in the prepayments, USD0.6 million (2022: USD2.5 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production.

3.	Included in the prepayments, USD2.0 million (2022: USD2.9 million) was advanced for harvesting work in our timber concessions and wood processing services.

4.	At December 31, 2022, USD1.1 million was advanced for the acquisition of timber concession in Peru. The right transfer process has been completed with relevant authorities in January 2023.

5.	Included in the prepayments, USD1.6 million (2022: USD0.6 million) was the harvesting cost to be transferred to inventories upon the receipt of logs.

6.	At December 31, 2023, included in the prepayments was an initial payment of USD0.3 million upon signing of a contract by a subsidiary for acquiring a property in Peru at a sum of USD1.0 million. In February 2024, the property has been transferred to the Group. The Group’s capital commitment is disclosed in Note 27.

7.	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses of which certain expenses were prepaid for services more than 1 year and thus classified under non-current assets.